Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit after taxes	€ 1,090	€ 909	€ 688
Foreign currency translations:
Pretax activity, net	94	(35)	(111)
Tax effect	0	0	0
Foreign currency translation, net of tax	94	(35)	(111)
Net investment hedges:
Pretax activity, net	0	0	0
Tax effect	0	0	27
Net investment hedges, net of tax	0	0	27
Cash flow hedges:
Pretax activity, net	11	(17)	0
Tax effect	(2)	3	0
Cash flow hedges, net of tax	9	(14)	0
Total items that may be subsequently reclassified to the income statement:	103	(49)	(84)
Pension plan remeasurements:
Pretax activity, net	(79)	2	91
Tax effect	12	0	(18)
Pension plan remeasurements, net of tax	(67)	2	73
Total items that will not be subsequently reclassified to the income statement	(67)	2	73
Other comprehensive loss for the period, net of tax	36	(47)	(11)
Comprehensive income for the period	€ 1,126	€ 862	€ 677